Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Financial Statements
20) CONDENSED CONSOLIDATING FINANCIAL STATEMENTS
CBS Operations Inc. is a wholly owned subsidiary of the Company.  CBS Operations Inc. has fully and unconditionally guaranteed CBS Corp.’s senior debt securities (See Note 9).  The following condensed consolidating financial statements present the results of operations, financial position and cash flows of CBS Corp., CBS Operations Inc., the direct and indirect Non-Guarantor Affiliates of CBS Corp. and CBS Operations Inc., and the eliminations necessary to arrive at the information for the Company on a consolidated basis.

	Statement of Operations
	For the Year Ended December 31, 2017
	CBS Corp.	CBS Operations Inc.	Non- Guarantor Affiliates	Eliminations	CBS Corp. Consolidated
Revenues	$172	$10	$13,510	$—	$13,692
Costs and expenses:
Operating	95	6	8,337	—	8,438
Selling, general and administrative	49	274	1,803	—	2,126
Depreciation and amortization	5	23	195	—	223
Restructuring charges	—	2	61	—	63
Other operating items, net	—	—	(19)	—	(19)
Total costs and expenses	149	305	10,377	—	10,831
Operating income (loss)	23	(295)	3,133	—	2,861
Interest (expense) income, net	(509)	(486)	602	—	(393)
Loss on early extinguishment of debt	(49)	—	—	—	(49)
Pension settlement charge	(352)	—	—	—	(352)
Other items, net	(37)	(54)	3	—	(88)
Earnings (loss) from continuing operations before income taxes and equity in earnings (loss) of investee companies	(924)	(835)	3,738	—	1,979
Benefit (provision) for income taxes	266	240	(1,139)	—	(633)
Equity in earnings (loss) of investee companies, net of tax	1,014	1,374	(37)	(2,388)	(37)
Net earnings from continuing operations	356	779	2,562	(2,388)	1,309
Net earnings (loss) from discontinued operations, net of tax	1	(5)	(948)	—	(952)
Net earnings	$357	$774	$1,614	$(2,388)	$357
Total comprehensive income	$462	$763	$1,640	$(2,403)	$462

	Statement of Operations
	For the Year Ended December 31, 2016
	CBS Corp.	CBS Operations Inc.	Non- Guarantor Affiliates	Eliminations	CBS Corp. Consolidated
Revenues	$181	$12	$12,973	$—	$13,166
Costs and expenses:
Operating	67	6	7,883	—	7,956
Selling, general and administrative	46	287	1,721	—	2,054
Depreciation and amortization	5	23	197	—	225
Restructuring and merger and acquisition-related costs	—	2	36	—	38
Other operating items, net	—	—	(9)	—	(9)
Total costs and expenses	118	318	9,828	—	10,264
Operating income (loss)	63	(306)	3,145	—	2,902
Interest (expense) income, net	(502)	(433)	556	—	(379)
Pension settlement charge	(211)	—	—	—	(211)
Other items, net	(37)	9	(54)	—	(82)
Earnings (loss) from continuing operations before income taxes and equity in earnings (loss) of investee companies	(687)	(730)	3,647	—	2,230
Benefit (provision) for income taxes	212	224	(1,064)	—	(628)
Equity in earnings (loss) of investee companies, net of tax	1,736	1,077	(50)	(2,813)	(50)
Net earnings from continuing operations	1,261	571	2,533	(2,813)	1,552
Net loss from discontinued operations, net of tax	—	(1)	(290)	—	(291)
Net earnings	$1,261	$570	$2,243	$(2,813)	$1,261
Total comprehensive income	$1,264	$595	$2,212	$(2,807)	$1,264

	Statement of Operations
	For the Year Ended December 31, 2015
	CBS Corp.	CBS Operations Inc.	Non- Guarantor Affiliates	Eliminations	CBS Corp. Consolidated
Revenues	$148	$11	$12,512	$—	$12,671
Costs and expenses:
Operating	65	5	7,841	—	7,911
Selling, general and administrative	40	236	1,659	—	1,935
Depreciation and amortization	6	20	209	—	235
Restructuring charges	—	—	45	—	45
Other operating items, net	(117)	—	(22)	—	(139)
Total costs and expenses	(6)	261	9,732	—	9,987
Operating income (loss)	154	(250)	2,780	—	2,684
Interest (expense) income, net	(486)	(403)	521	—	(368)
Other items, net	(9)	2	(45)	—	(52)
Earnings (loss) from continuing operations before income taxes and equity in earnings (loss) of investee companies	(341)	(651)	3,256	—	2,264
Benefit (provision) for income taxes	160	215	(1,051)	—	(676)
Equity in earnings (loss) of investee companies, net of tax	1,593	1,090	(34)	(2,683)	(34)
Net earnings from continuing operations	1,412	654	2,171	(2,683)	1,554
Net earnings (loss) from discontinued operations, net of tax	1	(1)	(141)	—	(141)
Net earnings	$1,413	$653	$2,030	$(2,683)	$1,413
Total comprehensive income	$1,378	$660	$2,030	$(2,690)	$1,378

	Balance Sheet
	At December 31, 2017
	CBS Corp.	CBS Operations Inc.	Non- Guarantor Affiliates	Eliminations	CBS Corp. Consolidated
Assets
Cash and cash equivalents	$173	$—	$112	$—	$285
Receivables, net	29	2	3,666	—	3,697
Programming and other inventory	3	3	1,822	—	1,828
Prepaid expenses and other current assets	130	28	340	(36)	462
Current assets of discontinued operations	—	—	1	—	1
Total current assets	335	33	5,941	(36)	6,273
Property and equipment	49	217	2,785	—	3,051
Less accumulated depreciation and amortization	27	163	1,581	—	1,771
Net property and equipment	22	54	1,204	—	1,280
Programming and other inventory	3	4	2,874	—	2,881
Goodwill	98	62	4,731	—	4,891
Intangible assets	—	—	2,666	—	2,666
Investments in consolidated subsidiaries	45,504	15,225	—	(60,729)	—
Other assets	162	5	2,673	—	2,840
Intercompany	—	1,221	29,562	(30,783)	—
Assets of discontinued operations	—	—	12	—	12
Total Assets	$46,124	$16,604	$49,663	$(91,548)	$20,843
Liabilities and Stockholders’ Equity
Accounts payable	$1	$30	$200	$—	$231
Participants’ share and royalties payable	—	—	986	—	986
Program rights	4	4	365	—	373
Commercial paper	679	—	—	—	679
Current portion of long-term debt	2	—	17	—	19
Accrued expenses and other current liabilities	352	264	1,072	(36)	1,652
Current liabilities of discontinued operations	—	5	27	—	32
Total current liabilities	1,038	303	2,667	(36)	3,972
Long-term debt	9,378	—	86	—	9,464
Other liabilities	2,947	234	2,206	—	5,387
Liabilities of discontinued operations	—	—	42	—	42
Intercompany	30,783	—	—	(30,783)	—
Stockholders’ Equity:
Preferred stock	—	—	126	(126)	—
Common stock	1	123	590	(713)	1
Additional paid-in capital	43,797	—	60,894	(60,894)	43,797
Retained earnings (deficit)	(18,900)	16,257	(12,224)	(4,033)	(18,900)
Accumulated other comprehensive income (loss)	(662)	18	76	(94)	(662)
	24,236	16,398	49,462	(65,860)	24,236
Less treasury stock, at cost	22,258	331	4,800	(5,131)	22,258
Total Stockholders’ Equity	1,978	16,067	44,662	(60,729)	1,978
Total Liabilities and Stockholders’ Equity	$46,124	$16,604	$49,663	$(91,548)	$20,843

	Balance Sheet
	At December 31, 2016
	CBS Corp.	CBS Operations Inc.	Non- Guarantor Affiliates	Eliminations	CBS Corp. Consolidated
Assets
Cash and cash equivalents	$321	$—	$277	$—	$598
Receivables, net	27	2	3,285	—	3,314
Programming and other inventory	3	3	1,421	—	1,427
Prepaid expenses and other current assets	102	55	297	(35)	419
Current assets of discontinued operations	—	—	305	—	305
Total current assets	453	60	5,585	(35)	6,063
Property and equipment	47	201	2,687	—	2,935
Less accumulated depreciation and amortization	25	140	1,529	—	1,694
Net property and equipment	22	61	1,158	—	1,241
Programming and other inventory	5	7	2,427	—	2,439
Goodwill	98	62	4,704	—	4,864
Intangible assets	—	—	2,633	—	2,633
Investments in consolidated subsidiaries	44,473	13,853	—	(58,326)	—
Other assets	150	8	2,549	—	2,707
Intercompany	—	1,785	26,976	(28,761)	—
Assets of discontinued operations	—	3	4,288	—	4,291
Total Assets	$45,201	$15,839	$50,320	$(87,122)	$24,238
Liabilities and Stockholders’ Equity
Accounts payable	$1	$3	$144	$—	$148
Participants’ share and royalties payable	—	—	1,024	—	1,024
Program rights	4	4	282	—	290
Commercial paper	450	—	—	—	450
Current portion of long-term debt	6	—	17	—	23
Accrued expenses and other current liabilities	421	284	948	(35)	1,618
Current liabilities of discontinued operations	—	—	155	—	155
Total current liabilities	882	291	2,570	(35)	3,708
Long-term debt	8,798	—	104	—	8,902
Other liabilities	3,071	244	2,173	—	5,488
Liabilities of discontinued operations	—	—	2,451	—	2,451
Intercompany	28,761	—	—	(28,761)	—
Stockholders’ Equity:
Preferred stock	—	—	126	(126)	—
Common stock	1	123	590	(713)	1
Additional paid-in capital	43,913	—	60,894	(60,894)	43,913
Retained earnings (deficit)	(19,257)	15,483	(13,838)	(1,645)	(19,257)
Accumulated other comprehensive income (loss)	(767)	29	50	(79)	(767)
	23,890	15,635	47,822	(63,457)	23,890
Less treasury stock, at cost	20,201	331	4,800	(5,131)	20,201
Total Stockholders’ Equity	3,689	15,304	43,022	(58,326)	3,689
Total Liabilities and Stockholders’ Equity	$45,201	$15,839	$50,320	$(87,122)	$24,238

	Statement of Cash Flows
	For the Year Ended December 31, 2017
	CBS Corp.	CBS Operations Inc.	Non- Guarantor Affiliates	Eliminations	CBS Corp. Consolidated
Net cash flow (used for) provided by operating activities	$(1,491)	$(203)	$2,581	$—	$887
Investing Activities:
Acquisitions (including acquired television library), net of cash acquired	—	—	(270)	—	(270)
Capital expenditures	—	(30)	(155)	—	(185)
Investments in and advances to investee companies	—	—	(110)	—	(110)
Proceeds from sale of investments	—	—	10	—	10
Proceeds from dispositions	—	—	11	—	11
Other investing activities	22	(1)	—	—	21
Net cash flow provided by (used for) investing activities from continuing operations	22	(31)	(514)	—	(523)
Net cash flow provided by (used for) investing activities from discontinued operations	1	(5)	(20)	—	(24)
Net cash flow provided by (used for) investing activities	23	(36)	(534)	—	(547)
Financing Activities:
Proceeds from short-term debt borrowings, net	229	—	—	—	229
Proceeds from issuance of senior notes	1,773	—	—	—	1,773
Repayment of senior notes	(1,244)	—	—	—	(1,244)
Proceeds from debt borrowings of CBS Radio	—	—	40	—	40
Repayment of debt borrowings of CBS Radio	—	—	(43)	—	(43)
Payment of capital lease obligations	—	—	(18)	—	(18)
Dividends	(296)	—	—	—	(296)
Purchase of Company common stock	(1,111)	—	—	—	(1,111)
Payment of payroll taxes in lieu of issuing shares for stock-based compensation	(89)	—	—	—	(89)
Proceeds from exercise of stock options	91	—	—	—	91
Other financing activities	(1)	—	(8)	—	(9)
Increase (decrease) in intercompany payables	1,968	239	(2,207)	—	—
Net cash flow provided by (used for) financing activities	1,320	239	(2,236)	—	(677)
Net decrease in cash and cash equivalents	(148)	—	(189)	—	(337)
Cash and cash equivalents at beginning of year (includes $24 of discontinued operations cash)	321	—	301	—	622
Cash and cash equivalents at end of year	$173	$—	$112	$—	$285

	Statement of Cash Flows
	For the Year Ended December 31, 2016
	CBS Corp.	CBS Operations Inc.	Non- Guarantor Affiliates	Eliminations	CBS Corp. Consolidated
Net cash flow (used for) provided by operating activities	$(846)	$(157)	$2,688	$—	$1,685
Investing Activities:
Acquisitions	—	—	(92)	—	(92)
Capital expenditures	—	(33)	(163)	—	(196)
Investments in and advances to investee companies	—	—	(81)	—	(81)
Proceeds from dispositions	(4)	—	24	—	20
Other investing activities	15	—	—	—	15
Net cash flow provided by (used for) investing activities from continuing operations	11	(33)	(312)	—	(334)
Net cash flow used for investing activities from discontinued operations	—	(1)	(5)	—	(6)
Net cash flow provided by (used for) investing activities	11	(34)	(317)	—	(340)
Financing Activities:
Proceeds from short-term debt borrowings, net	450	—	—	—	450
Proceeds from issuance of senior notes	684	—	—	—	684
Repayment of senior debentures	(199)	—	—	—	(199)
Proceeds from debt borrowings of CBS Radio	—	—	1,452	—	1,452
Repayment of debt borrowings of CBS Radio	—	—	(110)	—	(110)
Payment of capital lease obligations	—	—	(18)	—	(18)
Dividends	(288)	—	—	—	(288)
Purchase of Company common stock	(2,997)	—	—	—	(2,997)
Payment of payroll taxes in lieu of issuing shares for stock-based compensation	(58)	—	—	—	(58)
Proceeds from exercise of stock options	21	—	—	—	21
Excess tax benefit from stock-based compensation	17	—	—	—	17
Increase (decrease) in intercompany payables	3,259	190	(3,449)	—	—
Net cash flow provided by (used for) financing activities	889	190	(2,125)	—	(1,046)
Net increase (decrease) in cash and cash equivalents	54	(1)	246	—	299
Cash and cash equivalents at beginning of year (includes $6 of discontinued operations cash)	267	1	55	—	323
Cash and cash equivalents at end of year (includes $24 of discontinued operations cash)	$321	$—	$301	$—	$622

	Statement of Cash Flows
	For the Year Ended December 31, 2015
	CBS Corp.	CBS Operations Inc.	Non- Guarantor Affiliates	Eliminations	CBS Corp. Consolidated
Net cash flow (used for) provided by operating activities	$(634)	$(201)	$2,229	$—	$1,394
Investing Activities:
Acquisitions	—	—	(12)	—	(12)
Capital expenditures	—	(16)	(155)	—	(171)
Investments in and advances to investee companies	—	—	(98)	—	(98)
Proceeds from sale of investments	79	—	1	—	80
Proceeds from dispositions	318	—	65	—	383
Other investing activities	(3)	—	—	—	(3)
Net cash flow provided by (used for) investing activities from continuing operations	394	(16)	(199)	—	179
Net cash flow used for investing activities from discontinued operations	(3)	—	(22)	—	(25)
Net cash flow provided by (used for) investing activities	391	(16)	(221)	—	154
Financing Activities:
Repayments of short-term debt borrowings, net	(616)	—	—	—	(616)
Proceeds from issuance of senior notes	1,959	—	—	—	1,959
Payment of capital lease obligations	—	—	(17)	—	(17)
Dividends	(300)	—	—	—	(300)
Purchase of Company common stock	(2,813)	—	—	—	(2,813)
Payment of payroll taxes in lieu of issuing shares for stock-based compensation	(96)	—	—	—	(96)
Proceeds from exercise of stock options	142	—	—	—	142
Excess tax benefit from stock-based compensation	88	—	—	—	88
Increase (decrease) in intercompany payables	2,083	217	(2,300)	—	—
Net cash flow provided by (used for) financing activities	447	217	(2,317)	—	(1,653)
Net increase (decrease) in cash and cash equivalents	204	—	(309)	—	(105)
Cash and cash equivalents at beginning of year (includes $6 of discontinued operations cash)	63	1	364	—	428
Cash and cash equivalents at end of year (includes $6 of discontinued operations cash)	$267	$1	$55	$—	$323